Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of significant subsidiaries
The Company’s most significant wholly owned and partially owned subsidiaries are presented below:

		% interest

-	Fekola SA (“Fekola”) (Note 8)	100
-	B2Gold Namibia (Pty) Ltd. (“Otjikoto”)	90
-	Philippines Gold Processing & Refining Corporation (“Masbate”)	100
-	Desarrollo Minero de Nicaragua, S.A. (“Libertad”)	100
-	Triton Minera S.A. (“Limon”)	95
-	Kiaka Gold SA (“Kiaka”)	100
-	Mocoa Ventures Ltd. (“Mocoa”)	100